Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations - Schedule of Disaggregation of Revenue by Geography (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 18,829	$ 14,037	$ 28,490	$ 18,491
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | EMEA [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 9,903	$ 7,241	$ 14,213	$ 10,277
Concentration risk percentage	53.00%	52.00%	50.00%	56.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 5,765	$ 5,215	$ 10,759	$ 7,195
Concentration risk percentage	31.00%	37.00%	38.00%	39.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 3,161	$ 1,581	$ 3,518	$ 1,019
Concentration risk percentage	16.00%	11.00%	12.00%	5.00%